Note 8 - Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of work expenditures and cash payments for acquisition of mineral property rights [text block]

Due Dates	Payment Status	Property Payments (in ‘000 US$)	Work Expenditures (in ‘000 US$)
Effective Date (May 11, 2016)	PAID	250	-
May 11, 2018		500	2,000
May 11, 2019		-	3,000
May 11, 2020		250	-
May 11, 2021		250	2,000
May 11, 2022		7,500	-
Total		8,750	7,000

Due Dates	Payment Status	Property Payments (in ‘000 US$)	Work Expenditures (in ‘000 US$)
Effective Date (September 22, 2016)	PAID	100	-
September 22, 2017	PAID	100	200
September 22, 2018		100	250
September 22, 2019		200	1,000
September 22, 2020		150	2,000
September 22, 2021		2,500	-
Total		3,150	3,450

Disclosure of detailed information about property, plant and equipment [text block]

	Camp and field equipment	Machinery and equipment	Total
Cost
Balance at December 31, 2015	$1,110	$748	$1,858
Additions	107	81	188
Balance at December 31, 2016	$1,217	$829	$2,046
Additions	144	-	144
Currency translation adjustment	(3)	-	(3)
Balance at December 31, 2017	$1,358	$829	$2,187

Accumulated depreciation
Balance at December 31, 2015	$(28)	$(19)	$(47)
Depreciation	(117)	(96)	(213)
Balance at December 31, 2016	$(145)	$(115)	$(260)
Depreciation	(149)	(104)	(253)
Currency translation adjustment	1	-	1
Balance at December 31, 2017	$(293)	$(219)	$(512)

Net book value
Balance at December 31, 2016	$1,072	$714	$1,786
Balance at December 31, 2017	$1,065	$610	$1,675

Disclosure of mineral property acquisition costs [text block]

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Balance at December 31, 2015	$18,065	$-	$406	$18,471
Additions	39	16,060	839	16,938
Change in estimate of provision for site reclamation and closure (note 11)	621	-	-	621
Currency translation adjustment	-	-	20	20
Balance at December 31, 2016	$18,725	$16,060	$1,265	$36,050
Additions	80	-	1,308	1,388
Change in estimate of provision for site reclamation and closure (note 11)	(124)	-	-	(124)
Currency translation adjustment	-	-	(56)	(56)
Balance at December 31, 2017	$18,681	$16,060	$2,517	$37,258

Disclosure of mineral property interests evaluation and exploration expenditures [text block]

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Balance at December 31, 2015	$6,289	$-	$343	$6,632
Assaying	797	-	43	840
Exploration drilling	1,864	-	-	1,864
Camp cost, equipment and field supplies	1,136	17	321	1,474
Geological consulting services	1,045	21	313	1,379
Geophysical analysis	668	-	12	680
Permitting, environmental and community costs	253	60	408	721
Expediting and mobilization	538	11	-	549
Salaries and wages	1,751	1	185	1,937
Fuel and consumables	1,626	-	3	1,629
Aircraft and travel	3,987	7	83	4,077
Share based compensation	786	25	160	971
Total for the year ended December 31, 2016	$14,451	$142	$1,528	$16,121
Currency translation adjustment	-	-	12	12
Balance at December 31, 2016	$20,740	$142	$1,883	$22,765
Assaying	1,297	357	182	1,836
Exploration drilling	4,936	1,822	178	6,936
Camp cost, equipment and field supplies	1,116	676	1,487	3,279
Geological consulting services	1,810	785	1,718	4,313
Geophysical analysis	366	86	210	662
Permitting, environmental and community costs	440	186	1,067	1,693
Expediting and mobilization	742	176	56	974
Salaries and wages	2,043	866	312	3,221
Fuel and consumables	1,858	231	24	2,113
Aircraft and travel	8,557	1,618	226	10,401
Share based compensation	343	149	275	767
Refundable tax credits	-	(24)	-	(24)
Total for the year ended December 31, 2017	$23,508	$6,928	$5,735	$36,171
Currency translation adjustment	-	-	(208)	(208)
Balance at December 31, 2017	$44,248	$7,070	$7,410	$58,728

Mining property [member]
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Mineral property acquisition costs	$18,725	$16,060	$1,265	$36,050
Exploration and evaluation costs	20,740	142	1,883	22,765
Balance at December 31, 2016	$39,465	$16,202	$3,148	$58,815

Mineral property acquisition costs	$18,681	$16,060	$2,517	$37,258
Exploration and evaluation costs	44,248	7,070	7,410	58,728
Balance at December 31, 2017	$62,929	$23,130	$9,927	$95,986